Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information

18. Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. Key revenues streams are as below:

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Information services	143,613	415,119	833,422
Reservation services	115,692	202,107	318,215
	259,305	617,226	1,151,637

Substantially all revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.